OTHER FINANCIAL DATA - PROPERTY, PLANT, AND EQUIPMENT (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 34,407		$ 33,528
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	8,947		8,337
San Diego Gas and Electric Company and Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	14,346		14,124
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	3,500		3,261
Southern California Gas Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	11,831		11,187
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	4,364		4,170
Gas, Transmission and Distribution Equipment [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,454		1,406
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	2.35%		3.20%		3.15%
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	639		601
Gas, Transmission and Distribution Equipment [Member] | Southern California Gas Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	11,394	[1]	10,756	[1]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	3.70%		3.74%		3.62%
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	4,279	[2]	4,067	[2]
Capital Leased Assets, Gross	33		32
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	31		28
Electric Distribution [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,492		5,217
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	3.36%		4.15%		4.13%
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	2,861	[3]	2,660	[3]
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	26		21
Electric Transmission [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,932	[4]	3,714	[4]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	2.58%		2.63%		2.74%
Utility Electric Generation Equipment [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,768	[5]	2,242	[5]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	3.76%		4.68%		4.92%
Capital Leased Assets, Gross	183		183
Other Utility Electric Equipment [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	759	[6]	679	[6]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	7.58%		7.92%		8.26%
Capital Leased Assets, Gross	23		23
Other Plant in Service [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	938	[7]	806	[7]
Other Plant in Service [Member] | Southern California Gas Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	118		129
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	1.56%		1.36%		1.62%
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	85		103
Utility Construction In Progress [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	941	[4]	866	[4]
Utility Construction In Progress [Member] | Southern California Gas Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	319		302
Utility Electric Distribution Operations [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,440	[8]	1,459	[8]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	145		100
Property, Plant and Equipment Useful Life, Minimum	10
Property, Plant and Equipment Useful Life, Maximum	46
Property, Plant Equipment Weighted Average Useful Life	40
Land And Land Rights [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	276	[8]	298	[8]
Property, Plant and Equipment Useful Life, Minimum	20	[9]
Property, Plant and Equipment Useful Life, Maximum	50	[9]
Property, Plant Equipment Weighted Average Useful Life	47	[9]
Electric Generation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	993	[8]	1,568	[8]
Property, Plant and Equipment Useful Life, Minimum	3
Property, Plant and Equipment Useful Life, Maximum	35
Property, Plant Equipment Weighted Average Useful Life	31
L N G Receipt Terminals [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,094	[8]	2,061	[8]
Property, Plant and Equipment Useful Life, Minimum	3
Property, Plant and Equipment Useful Life, Maximum	50
Property, Plant Equipment Weighted Average Useful Life	46
Pipelines And Storage Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,638	[8]	1,634	[8]
Property, Plant and Equipment Useful Life, Minimum	3
Property, Plant and Equipment Useful Life, Maximum	50
Property, Plant Equipment Weighted Average Useful Life	42
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	212	[8]	241	[8]
Property, Plant and Equipment Useful Life, Minimum	1
Property, Plant and Equipment Useful Life, Maximum	47
Property, Plant Equipment Weighted Average Useful Life	13
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,283	[8]	692	[8]
Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	294	[8]	264	[8]
Property, Plant and Equipment Useful Life, Minimum	2
Property, Plant and Equipment Useful Life, Maximum	80
Property, Plant Equipment Weighted Average Useful Life	29
Electric Distribution Assets Of SWPL [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	350
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	199
CWIP Assets Of SWPL [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5
Plant, Pipeline And Other Distribution Assets Of Ecogas [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	155		144
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	38		34
Plant, Pipeline And Other Distribution Assets Of Mobile Gas [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	180		171
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	25		21
Plant, Pipeline And Other Distribution Assets Of Willmut Gas [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	22		18
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	2		1
Total Other Operating Units And Parent [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	8,230	[8]	8,217	[8]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 1,083		$ 906

[1]	Includes capital lease assets of $33 million and $32 million at December 31, 2013 and 2012, respectively.
[2]	Includes accumulated depreciation for assets under capital lease of $31 million and $28 million at December 31, 2013 and 2012, respectively.
[3]	Includes accumulated depreciation for assets under capital lease of $26 million and $21 million at December 31, 2013 and 2012, respectively. Includes $199 million related to SDG&E's 91-percent interest in the SWPL transmission line, jointly owned by SDG&E and other utilities.
[4]	At December 31, 2013, includes $350 million in electric transmission assets and $5 million in construction work in progress related to SDG&E's 91-percent interest in the Southwest Powerlink (SWPL) transmission line, jointly owned by SDG&E with other utilities. SDG&E, and each of the other owners, holds its undivided interest as a tenant in common in the property. Each owner is responsible for its share of the project and participates in decisions concerning operations and capital expenditures.
[5]	Includes capital lease assets of $183 million at both December 31, 2013 and 2012, primarily related to variable interest entities of which SDG&E is not the primary beneficiary.
[6]	Includes capital lease assets of $23 million at both December 31, 2013 and 2012.
[7]	December 31, 2013 balances include $38 million, $25 million and $2 million of accumulated depreciation for utility plant at Ecogas, Mobile Gas and Willmut Gas, respectively. December 31, 2012 balances include $34 million, $21 million and $1 million of accumulated depreciation for utility plant at Ecogas, Mobile Gas and Willmut Gas, respectively.
[8]	December 31, 2013 balances include $155 million, $180 million and $22 million of utility plant, primarily pipelines and other distribution assets, at Ecogas, Mobile Gas and Willmut Gas, respectively. December 31, 2012 balances include $144 million, $171 million and $18 million of utility plant, primarily pipelines and other distribution assets, at Ecogas, Mobile Gas and Willmut Gas, respectively.
[9]	Estimated useful lives are for land rights.